Document and Entity Information	Apr. 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 07, 2026
Entity File Number	001-42663
Entity Registrant Name	AEBI SCHMIDT HOLDING AG
Entity Central Index Key	0002048519
Entity Incorporation, State or Country Code	V8
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Schulstrasse 4
Entity Address, City or Town	Frauenfeld
Entity Address, Country	CH
Entity Address, Postal Zip Code	8500
City Area Code	41
Local Phone Number	44-308-5800
Title of 12(b) Security	Common Stock
Trading Symbol	AEBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false